Summary of Significant Accounting Policies (Summary of Asset Retirement Obligations) (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance	$ 4,525,355	$ 4,251,295
Liabilities incurred	74,276	75,312
Liabilities settled	(165,845)	(194,602)
Accretion	258,763	249,293
Revisions to estimated cash flows	109,466	144,057
Ending balance	$ 4,802,015	$ 4,525,355